Lease (Details) - USD ($)	Feb. 28, 2023	Nov. 30, 2022
Lease
Operating Lease Right-of-use Asset	$ 112,760	$ 151,471
Current Operating Lease Liability	138,119	165,441
Total Lease Liability	$ 138,119	$ 165,441